AFL - CIO HOUSING INVESTMENT TRUST www.aflcio - hit.com National Office 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 • (202) 331 - 8055 October 5,2016 3 rd Quarter Updates

AFL - CIO Housing Investment Trust 1 As of September 30, 2016 ▪ $6.0 billion investment grade fixed - income portfolio • Open - end institutional commingled mutual fund registered under Investment Company Act of 1940 and primarily regulated by the U.S. Securities and Exchange Commission • Monthly unit valuation and income distribution – third party pricing provides integrity ▪ Record of consistent and competitive returns ▪ Investment strategy • With its focus on high credit quality multifamily mortgage securities, the portfolio is designed to provide higher income, a superior credit profile, and similar interest rate risk compared to the benchmark. ▪ 30 years of impact investing • Invested over $10 billion nationally (in current dollars) since inception in 1984, financed over 470 projects in 29 states • All construction is done 100% union • Generated nearly 76,700 union construction jobs and over 163,000 total jobs across the U.S. • More livable communities with quality affordable housing and a sustainable environment

AFL - CIO Housing Investment Trust 2 As of September 30, 2016 381 Taft - Hartley pension plans/labor organizations ▪ $4.38 billion in net assets ▪ 73% total assets ▪ 287 building trades funds and 94 industrial and service funds; 45 of these are Health & Welfare plans 12 public employee plans ▪ $1.61 billion in net assets ▪ 27% total assets

AFL - CIO Housing Investment Trust 3 *Source: Pinnacle Economics , Inc., and HIT. Figures provided by Pinnacle are estimates calculated using an IMPLAN input - output model based on HIT project data and secondary source information. Projects include those with financing by HIT’s subsidiary Building America. In 2015 dollars. HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2016 , was 4 . 36% , 4 . 12% , 3 . 11% , and 4 . 74% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . Since 2009, the initiative has created 23,260 union construction jobs nationally and is working towards 25,000 jobs ▪ The HIT and subsidiary Building America have invested in 87 projects in 37 cities ▪ Leveraged capital for total development value of $ 4.7 billion ▪ Significant total impact on the national economy and local communities * : • 49,615 total jobs, including 23,260 construction jobs and other jobs attributed to the HIT’s investments • $ 3.1 billion in salaries and benefits, including $ 1.6 billion for construction workers • $ 353 million in local tax revenues and $ 667 million in federal revenues • $ 7.8 billion in total economic activity ▪ The HIT generated cumulative 44.4% gross return and cumulative 39.7% net return from the beginning of 2009 through September 30, 2016.

▪ $25.5 billion total economic impact * - Created $ 10 billion in personal income including benefits, with approximately $5 billion for construction workers - Produced nearly 101,800 housing and healthcare units nationwide, with 65% housing affordable ▪ $ 3.2 billion in tax revenues * - State and local revenue of $1.0 billion; federal revenue over $ 2.1 billion ▪ Green Jobs Initiative – HIT invested $1.6 billion - LEED - certified projects – HIT invested $700 million and Building America provided $67.5 million in tax credits for 33 projects with total development value of over $2.2 billion since 2001 - Energy retrofit projects - invested $900 million in 31 projects with total development value of $1.7 billion since 2010 AFL - CIO Housing Investment Trust 4 *Source : Pinnacle Economics , Inc., and HIT. Figures provided by Pinnacle are estimates calculated using an IMPLAN input - output model based on HIT project data and secondary source information. Projects include those with financing by HIT’s subsidiary Building America. In 2015 dollars. As of September 30, 2016

Cycle of Sustainable Investment


Union pension funds invest in HIT
1
HIT finances development projects through guaranteed securities
2
The HIT Investment Cycle
Construction securities help provide competitive returns
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4
Construction projects generate good union jobs
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Union workers contribute to pension funds

The cycle of sustainable investment begins when union pension plans invest capital in the HIT. This capital allows the HIT to finance multifamily development projects through government/agency credit multifamily new construction and substantial rehabilitation securities, which provide pension plan investors with competitive returns. The projects create good union construction jobs. As workers at the projects earn income, the pension plan contributions increase. The pension plans have more capital to invest in the HIT and the cycle continues.

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AFL - CIO Housing Investment Trust 6 OBJECTIVE: Generate competitive risk - adjusted fixed - income returns versus the Barclays Capital Aggregate Bond Index while financing housing, including affordable and workforce housing, and creating union construction jobs STRATEGY : ▪ Construct and manage a portfolio with superior credit quality, higher yield, and similar interest rate risk relative to the Barclays Aggregate . ▪ Overweight government/agency multifamily mortgage - backed securities (MBS), which tend to provide an income advantage compared to other securities with comparable credit and interest rate risk . – Expertise in government/agency multifamily MBS – Directly sources construction - related multifamily MBS – Focus on construction - related multifamily MBS can provide a yield advantage. – Substitution of prepayment - protected multifamily MBS for corporates and some Treasuries in the benchmark can make the HIT a better source of diversification than other core fixed - income strategies.

AFL - CIO Housing Investment Trust 7 INVESTMENT OFFICERS IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives INVESTMENT COMMITTEE * Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided by Portfolio Management Group Approves transactions for investment or recommends transactions to Executive Committee, if required EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment INVESTMENT OFFICERS ANALYZE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visit MORTGAGE BANKER UNDERWRITING & PROCESSING Financial Analysis Market Review Mortgage Credit Sponsor/Management PUBLIC SECTOR APPROVAL , if appropriate under $75M $75M or over *Standard process : (1) Letter of Interest or Conditional Commitment is issued after Investment Committee approval based on analysis of the financing structure and pro formas, property description, proposed rents, market demand, sponsor, management, etc .; (2) Preliminary Financing Proposal is approved to be issued when information is available on site control, zoning ; third - party reports, and labor confirmation that the project will be built with 100 % union labor ; (3) after confirmation that the necessary credit enhancement/agency endorsement or approval has been obtained, the final commitment is based on proposed pricing from the Portfolio Management Group . For transactions of $ 75 million or more, approval by the Executive Committee of the Board is then required . Finally, the project is eligible for rate lock and final commitment documentation . (The first two steps may not occur in each transaction and do not obligate the HIT . )

HIT Barclays Aggregate Superior Credit Profile U.S. Government/Agency /AAA/Cash 96.0% 70.5% A & Below 0.1% 24.6% Superior Yield Current Yield: 21 basis point advantage 3.10% 2.89% Similar Interest Rate Risk Effective Duration 5.27 5.61 Convexity 0.14 0.07 Similar Call /Prepayment Risk Call Protected 79% 72% Not Call Protected 21% 28% AFL - CIO Housing Investment Trust 8 As of September 30, 2016 The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482.

8.60% 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 8.21% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 8.44% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 HIT Gross HIT Net Barclays Aggregate AFL - CIO Housing Investment Trust 9 Calendar Year Returns as of Year - end HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2016 , was 4 . 36% , 4 . 12% , 3 . 11% , and 4 . 74% , respectively . The performance data quoted represents past performance and is no guarantee of future results . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . The HIT’s gross returns have exceeded the Barclays Aggregate for 23 consecutive calendar years, including 2008, when many fixed - income investments’ returns were lower than the benchmark or negative.

HIT Performance Relative to the Benchmark

HIT Performance Tracks Benchmark

As of September 30, 2016



15%
12%
9%
6%
3%
0%
-3%
Sep-01
Sep-02
Sep-03
Sep-04
Sep-05
Sep-06
Sep-07
Sep-08
Sep-09
Sep-10
Sep-11
Sep-12
Sep-13
Sep-14
Sep-15
Sep-16
HIT Gross
Barclays Aggregate

Rolling annual returns show a high correlation with the Barclays Aggregate, exceeding the benchmark during periods of economic weakness; 96% correlation of month-over-month returns over the 5 years ending September 30, 2016.

HIT's net performance for the 1-, 3-, 5-, and 10-year periods ended September 30, 2016, was 4.36%, 4.12%, 3.11%, and 4.74%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

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HIT Performance Relative to the Benchmark



Annualized Total Returns versus Benchmark
As of September 30, 2016
6.0%
5.0%
4.0%
3.0%
2.0%
1.0%
0.0%
0.65%
0.55%
0.46%
5.42%
5.09%
5.80%
4.80%
4.36%
5.19%
4.57%
4.12%
4.03%
3.55%
3.11%
3.08%
5.19%
4.74%
4.79%
Third Quarter 2016
Year-to-Date
1-year
3-year
5-year
10-year
HIT Gross Return
HIT Net Return
Barclays Capital Aggregate Bond Index

The HIT's gross and net returns exceeded the Barclays Aggregate for the third quarter of 2016 and the 3- and 5-year periods ending September 30, 2016. The HIT's gross return also exceeded the Barclays Aggregate for the 10-year period.

The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

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AFL - CIO Housing Investment Trust 12 Risk characteristics are actively measured, monitored and managed relative to the benchmark, the Barclays Aggregate ▪ Lower credit risk – Higher credit quality – Government/agency MBS – Substitutes call - protected multifamily MBS for corporate debt and some Treasuries and agency debt – No derivatives – No leverage through borrowing ▪ Similar interest rate risk – Duration and convexity similar to the benchmark High liquidity – More than 99 % invested in liquid securities – Not a real estate fund Oversight Committees comprised of senior management ▪ Portfolio Management Committee – Sets portfolio macro - strategy and oversees Portfolio Management Group (PMG), monitors trading matters , approves counterparties ▪ Investment Committee – Reviews and approves all commitments related to construction, including pricing by PMG – Board of Trustees Executive Committee approves all transactions greater than $75 million

AFL - CIO Housing Investment Trust 13 45.6% 3.9% 2.4% 46.6% 1.4% 0.1% Cash & Cash Equivalents AAA Agency (including Fannie & Freddie) US Government (including Treasury, FHA & Ginnie) AA Average Quality (State Housing Bonds) Direct Loan Credit Quality As of September 30, 2016 Based on total investments and including unfunded commitments.

AFL - CIO Housing Investment Trust 14 B ased on total investments and including unfunded commitments. 13.3% 1.2% 5.2% 5.7% 61.2% 2.4% 1.4% 9.7% Short Term Treasury Construction - Related MF MBS AAA Private - Label CMBS 30 - Year SF MBS Permanent MF MBS 15 - Year SF MBS ARMS/floaters SF MBS Sector Allocation As of September 30, 2016

AFL - CIO Housing Investment Trust 15 Source: Haver Analytics, Bloomberg LP, Barclays Aggregate, and the HIT Over the past five - and ten - year periods, the HIT’s returns have been negatively correlated to equities . Although highly correlated with the Barclays Aggregate, the HIT does not hold corporate debt and thus provides better diversification and credit quality . Correlation of Monthly Year - over - Year Changes in Indices vs. HIT Periods ending June 30, 2016 Asset Five Year Ten Year HIT (net) 1.00 1.00 Barclays Capital Aggregate Bond Index 0.99 0.96 Bloomberg REIT Index 0.48 0.07 U.S. Standard & Poors 500 Index - 0.40 - 0.18 United Kingdom FTSE 100 Index - 0.44 - 0.05

AFL - CIO Housing Investment Trust 16 Source: HIT and Securities Dealers Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation. May not add due to rounding Multifamily construction - related loan spreads remain higher than permanent loan spreads and some other high credit quality options Investment Comparison As of September 30, 2016 Investment Type Effective Duration Effective Convexity Yield (%) Spread to 10 - Year (bps) 10 Year UST 9.26 0.47 1.61% 0 GNMA Construction/Permanent 9.23 0.51 2.86% 125 GNMA Permanent 8.29 0.41 2.31% 70 Agency CMBS 10.05 1.20 2.49% 88 FNMA Multifamily 10/9.5 DUS 7.69 0.36 2.24% 63 FNMA 2.5% 30yr MBS 5.25 - 2.02 2.35% 74 Gold (Freddie Mac) 2.5% 30yr MBS 5.30 - 1.96 2.37% 76 GNMA 2.5% 30yr MBS 5.49 - 1.60 2.23% 62 Barclays Corporate AAA Index 10.89 2.23 2.56% 95 0 50 100 150 200 250 Sep-11 Dec-11 Mar-12 Jun-12 Sep-12 Dec-12 Mar-13 Jun-13 Sep-13 Dec-13 Mar-14 Jun-14 Sep-14 Dec-14 Mar-15 Jun-15 Sep-15 Dec-15 Mar-16 Jun-16 Sep-16 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads September 2011 - September 2016 Ginnie Mae Permanent Ginnie Mae Construction/Permanent Fannie Mae Multifamily 10/9.5 DUS

AFL - CIO Housing Investment Trust 17 Source: Bloomberg and the HIT 1.0 1.5 2.0 2.5 3.0 3.5 4.0 Percent 10 - Year Treasury vs. Ginnie Mae Construction/Permanent MBS Yields 10-year Treasury Yield Ginnie Mae Construction/Permanent Yield 1.05 1.31 1.76 2.27 3.02 0.58 0.69 1.00 1.47 2.28 0.76 0.88 1.15 1.60 2.32 0.0 0.5 1.0 1.5 2.0 2.5 3.0 3.5 2 Year 3 Year 5 Year 10 Year 30 Year Percent U.S. Treasury Yield Curve Shift 12/31/2015 6/30/2016 9/30/2016

AFL - CIO Housing Investment Trust 18 Source: Bureau of Labor Statistics Weak Growth Persists (Real GDP percent change at an annual rate) Inflation Remains Below the Fed's Target of 2% Labor Force Participation Rate (percent) -10 -8 -6 -4 -2 0 2 4 6 Q2-07 Q2-08 Q2-09 Q2-10 Q2-11 Q2-12 Q2-13 Q2-14 Q2-15 Q2-16 -1 0 1 2 3 4 5 Feb-07 Aug-07 Feb-08 Aug-08 Feb-09 Aug-09 Feb-10 Aug-10 Feb-11 Aug-11 Feb-12 Aug-12 Feb-13 Aug-13 Feb-14 Aug-14 Feb-15 Aug-15 Feb-16 Aug-16 PCE Core PCE 62 63 64 65 66 67 68

AFL - CIO Housing Investment Trust 19 Source: top, US Census Bureau; bottom, US Census Bureau and Haver Analytics (adjusted for breaks in data), 2015 is through September Household Formation (thousands of n ew households) 0 0.2 0.4 0.6 0.8 1 1.2 1.4 2001-2003 2004-2006 2007-2009 2010-2012 2013-2015 Average Annual Growth in Rental Households (millions ) -0.4 -0.2 0 0.2 0.4 0.6 0.8 1 1.2 1.4 2001-2003 2004-2006 2007-2009 2010-2012 2013-2015 Average Annual Growth in Home Owners (millions ) 0 500 1000 1500 2000 1991 1992 1993 1994 1995 1996 1997 1998 1999 2000 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015

AFL - CIO Housing Investment Trust 20 ▪ Americans switching to renting vs. owning ▪ Still difficult to access mortgage credit for single family home buyers ▪ Lessons learned from housing bubble ▪ Demographics/household formation ▪ Rehab opportunities: aging multifamily projects will need substantial rehab in dense urban markets ▪ Migration into major cities and limited land – need to build up ▪ Time horizon – multifamily demand expected to be strong and ongoing for the foreseeable future

21 ▪ Low inflation, tepid global economic growth, geopolitical risk. ▪ T rajectory for future f ed funds rate hikes likely to be gradual due to concerns about low inflation and downside risks to the economy. Other central banks are moving in the opposite direction (i.e., lower rates and quantitative easing). ▪ High credit quality government/agency multifamily MBS offer relative value, with higher yields and lower credit risk than many other investment alternatives. ▪ Strong demand for rental and affordable housing expected for many years. This should help build the HIT’s pipeline of investments to execute its strategy. ▪ Outlook is for steady growth of assets and investors based on the HIT’s long track record of competitive returns and its ability to create jobs and stimulate local economies. AFL - CIO Housing Investment Trust

Organizational Structure


Board of Trustees
Stephen Coyle
Chief Executive Officer
Nicholas Milano
General Counsel
Kate Rosenthal
Chief of Staff
Christopher Kaiser
Chief Compliance Officer*
Eric Price
Executive Vice President^
Erica Khatchadourian
Chief Financial Officer
Chang Suh
Senior Executive Vice President/ Chief Portfolio Manager
Ted Chandler
Chief Operating Officer
Debbie Cohen
Chief Development Officer
Thalia Lankin
Director of Operations
Lesyllee White
Executive Vice President and Managing Director of Marketing
Stephanie Wiggins
Executive Vice President & Chief Investment Officer

* The Deputy General Counsel/Chief Compliance Officer reports to the General Counsel and the Board of Trustees.

^ Also serves as Chief Executive Officer of Building America CDE, Inc., a wholly owned subsidiary of the HIT formed in January 2010. Building America has been certified as a Community Development Entity by the CDFI Fund.

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The HIT offers investors: Competitive Returns Low Risk Liquid Investment Diversification Construction Jobs Affordable Housing AFL - CIO Housing Investment Trust 23 Kenmore Plaza Apartments Chicago Lake Village East Apartments Chicago 2101 South Michigan Apartments Chicago Evanston Senior Redevelopment Evanston

AFL - CIO Housing Investment Trust 24 ▪ Leadership – Stephen Coyle, CEO: 40 + years experience in housing production and finance, economic development, and urban planning, with 24 years at the HIT – Ted Chandler, COO: 30 years experience in housing finance and community development, including 15 years at Fannie Mae and 6 years at the HIT – Erica Khatchadourian, CFO: 27 years experience in accounting for financial transactions, general and personnel management and policy development, with 23 years at the HIT ▪ Portfolio management – Chang Suh, CFA, Sr. EVP/Chief Portfolio Manager: 20 years experience, including in the financial services group of Arthur Andersen, specializing in the commercial mortgage industry and 18 years at the HIT – Guy Carter, Senior Portfolio Manager: 14 years of experience including 6 years at Freddie Mac and 8 years at the HIT – Mike Cook, CFA, FRM, Senior Portfolio Manager: 13 years of experience at the HIT – David Phillips, Senior Portfolio Analyst: 17 years of experience at the HIT

AFL - CIO Housing Investment Trust 25 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www.aflcio - hit.com. The prospectus should be read carefully before investing. This document contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. It should not be considered as investment advice or as a recommendation of any kind. www.aflcio - hit.com Washington, DC, Headquarters 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055

AFL - CIO Housing Investment Trust 26 Returns over one year are annualized . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings for the 1 st and 3 rd quarters on Form N - Q . Performance for Periods Ending September 30 , 2016 3 rd Quarter YTD 1 Year 3 Year 5 Year 10 Year Since Inception HIT Time - Weighted, Gross 0.65% 5.42% 4.80% 4.57% 3.55% 5.19% - HIT Time - Weighted, Net 0.55% 5.09% 4.36% 4.12% 3.11% 4.74% - Participant Dollar - Weighted - - - - Market Value of Units Held at 8/31/16